Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Consolidated condensed income statements [Abstract]
Revenue		$ 858,583	$ 858,405
Other operating income		57,402	54,860
Employee benefit expenses		(76,051)	(58,766)
Depreciation, amortization, and impairment charges		(310,502)	(374,059)
Other operating expenses		(237,930)	(261,435)
Operating profit		291,502	219,005
Financial income		17,414	5,934
Financial expense		(243,083)	(243,208)
Net exchange differences		(244)	13,837
Other financial expense, net		(12,011)	(1,456)
Financial expense, net		(237,924)	(224,893)
Share of profit of entities carried under the equity method		6,905	20,668
Profit before income tax		60,483	14,780
Income tax		(11,587)	(12,975)
Profit for the period		48,896	1,805
Profit attributable to non-controlling interests		(2,846)	(11,278)
Profit/(loss) for the period attributable to the Company		$ 46,050	$ (9,473)
Weighted average number of ordinary shares outstanding - basic (in shares)		116,149	114,236
Weighted average number of ordinary shares outstanding - diluted (in shares)		119,714	118,402
Basic earnings per share (in dollars per share)		$ 0.4	$ (0.08)
Diluted earnings per share (in dollars per share)	[1],[2]	$ 0.4	$ (0.09)

[1]	Antidilutive effect applied, where applicable (see Note 21)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the nine-month period ended September 30, 2023, as they have an antidilutive effect. For the nine-month period ended September 30, 2022, the potential ordinary shares related to the long-term incentive plans granted to employees and the ATM program have not been considered in the calculation of diluted earnings per share as they have an antidilutive effect.